Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 99.2%	Shares	Value
Aerospace & defense - 3.0%
AeroVironment, Inc.*	55,803	$5,315,794
Woodward, Inc.	115,257	13,874,637
Beverages - 2.7%
Celsius Holdings, Inc.*	121,063	17,517,816
Biotechnology - 8.4%
89bio, Inc.*(a)	219,439	3,475,914
ACELYRIN, Inc.*	174,987	4,346,677
Aldeyra Therapeutics, Inc.*	300,688	2,440,083
Alkermes PLC*	196,442	5,751,822
Arrowhead Pharmaceuticals, Inc.*	161,574	5,577,535
Blueprint Medicines Corp.*	66,220	4,370,520
Cytokinetics, Inc.*	120,109	4,005,635
Denali Therapeutics, Inc.*	92,140	2,619,540
Halozyme Therapeutics, Inc.*	129,331	5,556,060
Insmed, Inc.*	159,493	3,523,200
Intellia Therapeutics, Inc.*	78,327	3,315,582
Karuna Therapeutics, Inc.*	8,483	1,694,649
Vaxcyte, Inc.*	104,115	5,003,767
Viridian Therapeutics, Inc.*	126,653	2,376,010
Building products - 1.6%
Zurn Elkay Water Solutions Corp.	337,593	10,276,331
Capital markets - 3.7%
LPL Financial Holdings, Inc.	32,330	7,415,209
PJT Partners, Inc., Class A	207,377	16,447,070
Chemicals - 3.6%
Livent Corp.*	313,617	7,721,251
Quaker Houghton	77,814	15,592,369
Commercial services & supplies - 6.1%
Casella Waste Systems, Inc., Class A*	62,541	5,046,433
MSA Safety, Inc.	86,310	14,327,460
RB Global, Inc.	313,710	20,228,021
Construction materials - 2.8%
Summit Materials, Inc., Class A*	496,799	17,974,188
Consumer finance - 1.7%
FirstCash Holdings, Inc.	113,725	10,835,718
Consumer staples distribution - 1.0%
Casey's General Stores, Inc.	26,289	6,642,179
Diversified consumer services - 0.8%
OneSpaWorld Holdings Ltd.*	379,273	4,871,762
Electrical equipment - 2.4%
nVent Electric PLC	99,885	5,281,919
Thermon Group Holdings, Inc.*	378,802	10,458,723
Energy equipment & services - 1.9%
Liberty Energy, Inc.	737,481	12,146,312
Food products - 1.7%
Freshpet, Inc.*	53,391	3,926,374
The Simply Good Foods Co.*	185,881	7,195,454
Ground transportation - 2.4%
Landstar System, Inc.	77,285	15,734,453
Health care equipment & supplies - 6.5%
CONMED Corp.	23,725	2,871,911
Haemonetics Corp.*	79,998	7,379,015
Inmode Ltd.*	78,526	3,369,551
Inspire Medical Systems, Inc.*	17,728	5,102,296
iRhythm Technologies, Inc.*	25,404	2,668,944
Lantheus Holdings, Inc.*	104,465	9,035,178
Merit Medical Systems, Inc.*	109,334	8,163,970
Shockwave Medical, Inc.*	13,210	3,442,526
Health care providers & services - 2.2%
Guardant Health, Inc.*	83,376	3,253,331
HealthEquity, Inc.*	47,834	3,249,842
Progyny, Inc.*	99,084	4,137,748
The Ensign Group, Inc.	33,756	3,269,944
Health care technology - 1.6%
Evolent Health, Inc., Class A*	239,070	7,265,337
Schrodinger, Inc.*	55,310	2,893,266
Hotels, restaurants & leisure - 7.0%
Cava Group, Inc.*(a)	78,506	4,483,478
Everi Holdings, Inc.*	400,269	5,939,992
Planet Fitness, Inc., Class A*	165,728	11,193,269
SeaWorld Entertainment, Inc.*	163,124	9,032,176
Wingstop, Inc.	43,221	7,286,196
Xponential Fitness, Inc., Class A*	343,827	7,261,626
Industrial real estate investment trusts (REITs) - 1.9%
EastGroup Properties, Inc.	67,797	12,012,272
Insurance - 2.0%
Kinsale Capital Group, Inc.	35,447	13,208,616
Interactive media & services - 0.8%
Bumble, Inc., Class A*	293,339	5,432,638
Life sciences tools & services - 0.4%
Medpace Holdings, Inc.*	10,486	2,654,741
Machinery - 3.0%
Chart Industries, Inc.*	47,753	8,698,686
Esab Corp.	104,624	7,187,669
Federal Signal Corp.	57,110	3,488,850
Media - 0.5%
TechTarget, Inc.*	89,806	2,916,899
Oil, gas & consumable fuels - 4.8%
Antero Resources Corp.*	134,897	3,608,495
Chord Energy Corp.	40,032	6,278,619
Viper Energy Partners LP	773,095	20,966,336
Personal care products - 0.7%
elf Beauty, Inc.*	39,920	4,659,462
Pharmaceuticals - 1.2%
Intra-Cellular Therapies, Inc.*	125,924	7,787,140
Semiconductors & semiconductor equipment - 6.1%
Ambarella, Inc.*	35,642	2,973,256
Impinj, Inc.*	42,161	2,808,766
Lattice Semiconductor Corp.*	186,231	16,935,847
Silicon Laboratories, Inc.*	109,394	16,315,021
Software - 10.3%
Appfolio, Inc., Class A*	32,299	5,832,877
Confluent, Inc., Class A*	94,597	3,267,380
Five9, Inc.*	75,204	6,599,151
Freshworks, Inc., Class A*	611,776	11,415,740
Monday.com Ltd.*	57,026	10,309,160
PROS Holdings, Inc.*	221,568	8,419,584
Rapid7, Inc.*	83,628	3,839,362
Smartsheet, Inc., Class A*	197,137	8,752,883
Sprout Social, Inc., Class A*	134,295	7,673,616
Specialty retail - 2.8%
Boot Barn Holdings, Inc.*	85,439	8,022,722
Five Below, Inc.*	46,910	9,773,229
Technology hardware, storage & peripherals - 1.3%
Super Micro Computer, Inc.*	25,201	8,323,134
Trading companies & distributors - 2.3%
Herc Holdings, Inc.	42,942	5,746,928
WESCO International, Inc.	52,913	9,289,935
Total common stocks (cost $472,642,054)		639,385,077

MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 5.18%#	3,950,960	3,950,960
Total money market funds (cost $3,950,960)		3,950,960
Total investment portfolio (cost $476,593,014) - 99.8%		643,336,037
Other assets in excess of liabilities - 0.2%		1,110,531
Total net assets - 100.0%		$644,446,568

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $4,177,631 or 0.6% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.